22 Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Loss before tax	£ (10,923)	£ (12,400)	£ (12,970)
Total equity	19,558	16,924	34,676	£ 45,724
Foreign currency sensitivity analysis [Member] | US Dollar
Disclosure of detailed information about financial instruments [line items]
Loss before tax	202		307
Total equity	202	142	307
Foreign currency sensitivity analysis [Member] | Euro
Disclosure of detailed information about financial instruments [line items]
Loss before tax	54	168	(89)
Total equity	31	168	(89)
Foreign currency sensitivity analysis [Member] | Other
Disclosure of detailed information about financial instruments [line items]
Loss before tax
Total equity	£ 1